Equity - Distribution to shareholders (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 28, 2023 CNY (¥)	Aug. 31, 2023 $ / shares	May 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Equity
Distribution to shareholders | ¥			¥ (20,645)
Cash dividend per share		$ 0.05
Payment for dividends	¥ 150,579			¥ 150,579	$ 21,209	¥ 20,645
ADS
Equity
Cash dividend per share		$ 0.15
Class A ordinary shares
Equity
Number of underlying shares represented by each ADS		3